Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Revenue	₩ 68,986,938	₩ 73,459,408	₩ 77,056,549
Cost of sales	(63,849,577)	(67,971,443)	(70,639,373)
Gross profit	5,137,361	5,487,965	6,417,176
Selling and administrative expenses
Other administrative expenses	(3,094,810)	(3,004,478)	(2,651,902)
Selling expenses	(244,175)	(234,888)	(233,579)
Other operating income and expenses
Other operating income	305,591	387,105	401,986
Other operating expenses	(626,574)	(1,183,876)	(1,195,683)
Operating profit	1,477,393	1,451,828	2,737,998
Share of profit (loss) of equity-accounted investees, net	349,910	(256,458)	269,678
Finance income and costs
Finance income	3,222,137	5,211,595	3,830,746
Finance costs	(3,910,282)	(5,080,735)	(4,202,996)
Profit before income taxes	1,139,158	1,326,230	2,635,426
Income tax expense	(612,135)	(320,954)	(789,367)
Profit	527,023	1,005,276	1,846,059
Items that will not be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	(5,240)	(42,753)	28,745
Foreign currency translation differences	35,619	231,347	76,433
Remeasurements of defined benefit plans	(13,163)	(95,345)	(118,548)
Net changes in fair value of equity investments at fair value through other comprehensive income	319,618	(150,443)	257,725
Items that are or may be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	48,561	331,616	207,860
Foreign currency translation differences	33,219	888,466	34,118
Gain or losses on valuation of derivatives	8	(110)	(1,292)
Other comprehensive income, net of tax	418,622	1,162,778	485,041
Total comprehensive income	945,645	2,168,054	2,331,100
Profit(loss) attributable to :
Owners of the controlling company	690,686	1,125,380	1,698,202
Non-controlling interests	(163,663)	(120,104)	147,857
Profit	527,023	1,005,276	1,846,059
Total comprehensive income attributable to :
Owners of the controlling company	1,065,660	2,039,382	2,131,847
Non-controlling interests	(120,015)	128,672	199,253
Total comprehensive income	₩ 945,645	₩ 2,168,054	₩ 2,331,100
Earnings per share (in Won)
Basic earnings per share (in Won)	₩ 9,134	₩ 14,853	₩ 22,383
Diluted earnings per share (in Won)	₩ 9,134	₩ 12,640	₩ 22,383